Expense Example {- Fidelity Latin America Fund} - 10.31 Targeted International Funds Retail Combo PRO-16 - Fidelity Latin America Fund - Fidelity Latin America Fund	Dec. 30, 2020 USD ($)
Expense Example:
1 year	$ 108
3 years	337
5 years	585
10 years	$ 1,294